INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 10,634	$ 9,596
Work in process	15,507	12,205
Finished goods	8,780	7,459
Inventories	34,921	29,260
Write-offs	$ 3,418	$ 4,038	$ 2,551